Derivatives, Gains (Losses) Recognized on Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Debt securities	$ 16,108	$ 11,781		$ 9,253
Deposits	(16,503)	(2,349)		(388)
Long-term debt	(11,572)	(5,505)		(3,173)
Other	1,935	2,821	[1]	4,408	[1]
Total recorded in OCI, Derivative gains (losses)	545	(1,448)		212
Fair value hedging [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	22	87		81
Fair value hedging [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	0	0		0
Fair value hedging [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	22	87		81
Fair value hedging [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	0	0		0
Fair value hedging [Member] | Debt securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	1,135	183		(183)
Fair value hedging [Member] | Debt securities [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	1,137	143		(253)
Recognized on derivatives	(536)	3,616		1,129
Recognized on hedged items	534	(3,576)		(1,117)
Total gains (losses) (pre-tax) on interest rate contracts	1,135	183		(241)
Fair value hedging [Member] | Debt securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0		57
Recognized on derivatives	0	0		4
Recognized on hedged items	0	0		(3)
Total gains (losses) (pre-tax) on interest rate contracts	0	0		58
Fair value hedging [Member] | Debt securities [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Fair value hedging [Member] | Deposits [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(338)	70		286
Fair value hedging [Member] | Deposits [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(346)	65		289
Recognized on derivatives	312	(345)		(336)
Recognized on hedged items	(304)	350		333
Total gains (losses) (pre-tax) on interest rate contracts	(338)	70		286
Fair value hedging [Member] | Deposits [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0		0
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Fair value hedging [Member] | Deposits [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Fair value hedging [Member] | Long-term debt [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(3,733)	(36)		2,005
Fair value hedging [Member] | Long-term debt [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(3,490)	313		2,136
Recognized on derivatives	2,634	(18,056)		(6,351)
Recognized on hedged items	(2,631)	17,919		6,288
Total gains (losses) (pre-tax) on interest rate contracts	(3,487)	176		2,073
Fair value hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(223)	(189)		10
Recognized on derivatives	75	(1,120)		(516)
Recognized on hedged items	(98)	1,097		438
Total gains (losses) (pre-tax) on interest rate contracts	(246)	(212)		(68)
Fair value hedging [Member] | Long-term debt [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Fair value hedging [Member] | Other noninterest income [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	88	(2)		(28)
Fair value hedging [Member] | Other noninterest income [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0		0
Recognized on derivatives	0	0		0
Recognized on hedged items	0	0		0
Total gains (losses) (pre-tax) on interest rate contracts	0	0		0
Fair value hedging [Member] | Other noninterest income [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0		0
Recognized on derivatives	108	(1,021)		(99)
Recognized on hedged items	(99)	1,005		82
Total gains (losses) (pre-tax) on interest rate contracts	9	(16)		(17)
Fair value hedging [Member] | Other noninterest income [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	34	57		113
Recognized on hedged items	45	(43)		(124)
Total gains (losses) (pre-tax) on interest rate contracts	79	14		(11)
Fair value hedging [Member] | Derivative gains (losses) [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(2,848)	215		2,080
Fair value hedging [Member] | Derivative gains (losses) [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(2,699)	521		2,172
Recognized on derivatives	2,410	(14,785)		(5,558)
Recognized on hedged items	(2,401)	14,693		5,504
Total gains (losses) (pre-tax) on interest rate contracts	(2,690)	429		2,118
Fair value hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(223)	(189)		67
Recognized on derivatives	183	(2,141)		(611)
Recognized on hedged items	(197)	2,102		517
Total gains (losses) (pre-tax) on interest rate contracts	(237)	(228)		(27)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	34	57		113
Recognized on hedged items	45	(43)		(124)
Total gains (losses) (pre-tax) on interest rate contracts	$ 79	$ 14		$ (11)

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).